Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Balance	¥ 2,472,819	¥ 2,318,071	¥ 2,096,365
Total other comprehensive income (loss)	(12,898)	(38,264)	31,509
Transaction with noncontrolling interests	(5,187)		96
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(2,979)	(2,588)	(8,025)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(58)	919	9,295
Balance	2,647,625	2,472,819	2,318,071
AOCI Attributable to Parent
Balance	(6,222)	30,373	38
Balance	(21,270)	(6,222)	30,373
Net unrealized gains (losses) on derivative instruments
Balance	(4,757)	(940)	(434)
Net unrealized gains (losses)	2,020	(4,901)	(2,985)
Reclassification adjustment included in net income, net of tax	(1,694)	838	2,424
Total other comprehensive income (loss)	326	(4,063)	(561)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	52	(246)	(55)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Balance	(4,483)	(4,757)	(940)
Foreign currency translation adjustments
Balance	(24,766)	431	(31,949)
Net unrealized gains (losses)	(6,570)	(27,763)	38,309
Reclassification adjustment included in net income, net of tax	602	806	(1,154)
Total other comprehensive income (loss)	(5,968)	(26,957)	37,155
Transaction with noncontrolling interests	(4,245)		96
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(3,185)	(2,679)	(4,424)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(58)	919	9,295
Balance	(31,736)	(24,766)	431
Defined benefit pension plans
Balance	(23,884)	(19,448)	(6,230)
Net unrealized gains (losses)	7,226	(4,440)	(14,834)
Reclassification adjustment included in net income, net of tax	444	317	(118)
Total other comprehensive income (loss)	7,670	(4,123)	(14,952)
Transaction with noncontrolling interests	(954)		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	162	313	(1,734)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Balance	(17,330)	(23,884)	(19,448)
Net unrealized gains (losses) on investment in securities
Balance	47,185	50,330	38,651
Net unrealized gains (losses)	(470)	14,593	34,914
Reclassification adjustment included in net income, net of tax	(14,456)	(17,714)	(25,047)
Total other comprehensive income (loss)	(14,926)	(3,121)	9,867
Transaction with noncontrolling interests	12		0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(8)	24	(1,812)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Balance	¥ 32,279	¥ 47,185	¥ 50,330